Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential World Fund, Inc.
Entity Central Index Key	0000741350
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND
Class Name	Class A
Trading Symbol	PDEAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$156	1.30%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	32.22%	6.16%	4.97%
Class A without sales charges	39.92%	7.37%	5.57%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 617,879,431
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,976,505
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS
YEAR
?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND
Class Name	Class C
Trading Symbol	PDECX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$245	2.05%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	37.86%	6.55%	4.78%
Class C without sales charges	38.86%	6.55%	4.78%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 617,879,431
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,976,505
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain
changes
to
the
Fund
since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND
Class Name	Class Z
Trading Symbol	PDEZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$126	1.05%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	40.30%	7.64%	5.83%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 617,879,431
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,976,505
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND
Class Name	Class R6
Trading Symbol	PDEQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$118	0.98%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	40.28%	7.69%	5.86%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 617,879,431
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,976,505
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Infrastructure Fund Class A
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL INFRASTRUCTURE FUND
Class Name	Class A
Trading Symbol	PGJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$172	1.51%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	20.85%	4.83%	4.63%
Class A without sales charges	27.88%	6.03%	5.22%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
S&P Global Infrastructure Net Index	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,664,047
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 190,775
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

PGIM Jennison Global Infrastructure Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL INFRASTRUCTURE FUND
Class Name	Class C
Trading Symbol	PGJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$256	2.26%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	25.97%	5.25%	4.44%
Class C without sales charges	26.97%	5.25%	4.44%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
S&P Global Infrastructure Net Index	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,664,047
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 190,775
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

PGIM Jennison Global Infrastructure Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL INFRASTRUCTURE FUND
Class Name	Class Z
Trading Symbol	PGJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	28.25%	6.38%	5.54%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
S&P Global Infrastructure Net Index	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,664,047
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 190,775
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

PGIM Jennison Global Infrastructure Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL INFRASTRUCTURE FUND
Class Name	Class R6
Trading Symbol	PGJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Infrastructure Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	28.34%	6.38%	8.08% (12/28/2016)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	14.66%
S&P Global Infrastructure Net Index	32.01%	5.38%	6.91%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest
month
-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 46,664,047
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 190,775
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

PGIM Jennison Global Opportunities Fund Class A
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL OPPORTUNITIES FUND
Class Name	Class A
Trading Symbol	PRJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$130	1.08%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	32.13%	14.83%	13.30%
Class A without sales charges	39.82%	16.14%	13.94%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,765,661,445
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,736,156
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Opportunities Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL OPPORTUNITIES FUND
Class Name	Class C
Trading Symbol	PRJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$228	1.91%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	37.64%	15.16%	13.03%
Class C without sales charges	38.64%	15.16%	13.03%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,765,661,445
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,736,156
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Opportunities Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL OPPORTUNITIES FUND
Class Name	Class Z
Trading Symbol	PRJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$110	0.92%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	40.02%	16.32%	14.16%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,765,661,445
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,736,156
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024
?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Opportunities Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL OPPORTUNITIES FUND
Class Name	Class R2
Trading Symbol	PRJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$160	1.34%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	39.47%	15.85%	17.25% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	12.80%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,765,661,445
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,736,156
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024
?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Opportunities Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL OPPORTUNITIES FUND
Class Name	Class R4
Trading Symbol	PRJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$130	1.08%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	39.82%	16.15%	17.56% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	12.80%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest
month
-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,765,661,445
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,736,156
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS
OF
10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON GLOBAL OPPORTUNITIES FUND
Class Name	Class R6
Trading Symbol	PRJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$98	0.82%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	40.16%	16.42%	14.50% (12/22/2014)
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.25%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 22, 2014
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 6,765,661,445
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 50,736,156
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class A
Trading Symbol	PWJAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class A	$125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	21.52%	8.37%	8.37%
Class A without sales charges	28.60%	9.61%	8.99%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
24?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class C
Trading Symbol	PWJCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class C	$216	1.90%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	26.56%	8.73%	8.14%
Class C without sales charges	27.56%	8.73%	8.14%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund Class R
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class R
Trading Symbol	PWJRX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R	$165	1.45%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	28.09%	9.20%	8.09% (11/20/2017)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.34%

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 20, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10
/31/
2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class Z
Trading Symbol	PWJZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class Z	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	28.81%	9.83%	9.23%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class R2
Trading Symbol	PWJBX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R2	$153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	28.25%	9.36%	12.97% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	7.55%

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class R4
Trading Symbol	PWJDX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R4	$123	1.08%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	28.60%	9.63%	13.26% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	7.55%

Since Inception returns are provided for the share class since it has less
than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison International Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND
Class Name	Class R6
Trading Symbol	PWJQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R6	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	28.87%	9.89%	10.43% (12/23/2015)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	6.50%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest
 month-end to the class’s inception date.

Performance Inception Date	Dec. 23, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,180,863,451
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 38,891,267
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S H
OLDIN
GS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND
Class Name	Class A
Trading Symbol	PJRAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class A	$163	1.42%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	21.94%	5.23%	3.48%
Class A without sales charges	29.03%	6.42%	4.07%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 191,836,149
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,117,830
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund Class - C
Shareholder Report [Line Items]
Fund Name	PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND
Class Name	Class C
Trading Symbol	PJRCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class C	$306	2.69%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	2.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	26.32%	5.03%	3.01%
Class C without sales charges	27.32%	5.03%	3.01%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 191,836,149
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,117,830
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund Class - Z
Shareholder Report [Line Items]
Fund Name	PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND
Class Name	Class Z
Trading Symbol	PJIZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class Z	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	29.60%	6.90%	4.48%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 191,836,149
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,117,830
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND
Class Name	Class R6
Trading Symbol	PJRQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST
YEAR
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class R6	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	29.80%	7.18%	7.24% (12/28/2016)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	6.76%

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 191,836,149
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,117,830
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
*
Consists
of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Emerging Markets Debt Hard Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND
Class Name	Class A
Trading Symbol	PDHAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT
WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	14.35%	-0.61%	0.31% (12/12/2017)
Class A without sales charges	18.19%	0.05%	0.79% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the sh
are
class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 213,802,468
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 1,143,274
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Hard Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND
Class Name	Class C
Trading Symbol	PDHCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND
COSTS
FOR
THE
LAST
YEAR
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$197	1.81%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impac
t on
performance
.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	16.47%	-0.68%	0.06% (12/12/2017)
Class C without sales charges	17.47%	-0.68%	0.06% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the
c
los
est month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 213,802,468
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 1,143,274
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%

Holdings [Text Block]
WHAT A
R
E SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.

PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND
Class Name	Class Z
Trading Symbol	PDHVX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	18.52%	0.37%	1.09% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 213,802,468
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 1,143,274
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.

PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND
Class Name	Class R6
Trading Symbol	PDHQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	18.83%	0.47%	1.19% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inc ept
ion returns for the Index are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 213,802,468
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 1,143,274
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund Class A
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND
Class Name	Class A
Trading Symbol	EMDAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.98%	-1.36%	-0.47%
Class A without sales charges	6.45%	-0.71%	-0.15%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,629,285
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 95,525
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND
Class Name	Class C
Trading Symbol	EMDCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$195	1.89%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	4.88%	-1.41%	-0.88%
Class C without sales charges	5.88%	-1.41%	-0.88%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,629,285
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 95,525
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND
Class Name	Class Z
Trading Symbol	EMDZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.88%	-0.33%	0.17%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,629,285
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 95,525
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Emerging Markets Debt Local Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND
Class Name	Class R6
Trading Symbol	EMDQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	7.19%	-0.23%	0.25%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,629,285
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 95,525
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.